Lease - Schedule of Future Minimum Rent Payable (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Future Minimum Rent Payable [Abstract]
2025		$ 617,105
2026		1,835,386
2027		3,339,410
2028		3,447,867
2029		3,447,867
Thereafter		53,797,678
Total lease payments		66,485,313
Less: imputed interest		(24,014,767)
Add: lease payments accrued	[1],[2]	1,386,988
Present value of lease liabilities		$ 43,857,534	$ 45,269

[1]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).
[2]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).